Convertible Debt (Details Narrative) - USD ($)				12 Months Ended
	Nov. 30, 2016	Nov. 23, 2016	May 23, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 19, 2016
Convertible promissory note				$ 350,000
Debt maturity date		Jul. 23, 2017
Repayment of convertible debt	$ 40,000			40,000
Prepayment penalty	62,000
Gain on extinguishment of debt	$ 44,625			$ 44,625
Debt face amount		$ 350,000
Proceeds from issuance of debt		300,000
Debt original issue discount		$ 50,000
Debt bear interest		10.00%
Debt conversion price		$ 0.15
Conversion price, percentage		60.00%
Convertible debt conversion description		(i) 115% of outstanding principal balance of the Note and accrued and unpaid interest during the period from the Original Issue Date through the three months following the Original Issue Date, and (ii) 120% of outstanding principal balance of the Notes and accrued and unpaid interest during months four through six following the Original Issue Date. In order to prepay the Notes, the Company shall provide 20 Trading Days prior written notice to the Holder, during which time the Holder may convert the Notes in whole or in part at the Conversion Price.		In addition, subject to limited exceptions, the Purchasers will not have the right to convert any portion of the Note if the Purchaser, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to its conversion. The Purchaser may increase or decrease this ownership limitation to any percentage not exceeding 9.99% upon 61 days prior written notice to the Company.
Acquisition percentage of common stock				50.00%
Ownership interest				50.00%		50.00%
Revolving line of credit				$ 99,741	49,708
Embedded derivative liability				581,440
Proceeds from convertible note				390,000	100,000
Procceds from notes payable				284,961
Initial derivative expense				260,479
Derivative income (expense)				146,141
Amortization of debt discounts				94,688
Debt outstanding				$ 350,000	$ 0
Warrant [Member]
Ownership interest				9.99%
Revolving line of credit				$ 100,000
Convertible Note [Member]
Weighted average interest rate				9.00%
Six Month Amortization [Member]
Amortization debt percentage		120.00%
Seven Or Eight Month Amortization [Member]
Amortization debt percentage		125.00%
Maximum [Member]
Debt bear interest		24.00%
Securities Purchase Agreement [Member]
Debt face amount		$ 350,000
Debt instrument description		(i) 14.29% Original Issue Discount 10% Senior Secured Convertible Notes (the “Notes”); and (ii) warrants (the “Warrants”) to purchase 2,333,334 shares of the Company’s common stock at an exercise price of $0.175 (subject to adjustments under certain conditions as defined in the Warrants) which are exercisable for a period of five years from the Original Issue Date.
Crown Bridge Partners, LLC [Member]
Convertible promissory note			$ 40,000
Debt maturity date			May 22, 2017
Debt interest rate			8.00%